Income Tax Provision - Deferred tax assets (Details) (USD $)	Mar. 31, 2012
Deferred tax assets - Non-current:
Expected income tax benefit from NOL carry-forwards	$ 4,432
Less valuation allowance	(4,432)
Deferred tax assets, net of valuation allowance	$ 0